EuroPacific Growth Fund®
Investment portfolio
June 30, 2024
unaudited

Common stocks 96.65% Information technology 18.73%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	206,568,698	$6,143,665
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,714,052	471,729
SAP SE	14,425,620	2,928,904
ASML Holding NV	2,804,865	2,893,771
Shopify, Inc., Class A, subordinate voting shares[1]	23,180,381	1,531,064
SK hynix, Inc.	8,975,721	1,522,193
Samsung Electronics Co., Ltd.	24,561,677	1,443,386
Tokyo Electron, Ltd.	4,910,283	1,078,284
Capgemini SE2	5,391,378	1,067,878
NEC Corp.	11,321,358	925,753
Keyence Corp.	2,077,815	916,681
ASM International NV	768,850	585,632
Sage Group PLC (The)	35,463,235	486,412
Renesas Electronics Corp.	20,029,400	378,176
Constellation Software, Inc.	120,719	347,838
Fujitsu, Ltd.	21,134,590	332,064
STMicroelectronics NV2	8,348,880	325,574
Disco Corp.	651,200	249,524
OBIC Co., Ltd.	1,835,445	237,028
TDK Corp.	3,657,100	223,487
Dassault Systemes SE	5,923,441	222,984
NICE, Ltd. (ADR)[1]	1,174,081	201,907
Nomura Research Institute, Ltd.	5,690,100	160,634
Lasertec Corp.[2]	632,628	142,932
Nemetschek SE	1,087,940	106,987
Tata Consultancy Services, Ltd.	2,249,221	104,985
Halma PLC	2,577,433	87,748
Advantech Co., Ltd.	6,068,000	69,016
MediaTek, Inc.	1,601,000	68,443
Kokusai Electric Corp.[2]	1,951,200	57,512
Infosys, Ltd.	2,504,619	47,030
Globant SA1	228,244	40,687
Canva, Inc.[1,3,4]	37,779	40,297
E Ink Holdings, Inc.	2,419,000	18,864
Reply SpA	122,989	18,199
		25,477,268
Industrials 16.37%
Airbus SE, non-registered shares	19,992,286	2,756,648
Safran SA	12,615,829	2,654,190
Recruit Holdings Co., Ltd.	32,176,024	1,731,674
Siemens AG	8,284,756	1,540,874
Kingspan Group PLC[5]	10,530,408	892,195
Techtronic Industries Co., Ltd.	72,764,591	830,882
Rolls-Royce Holdings PLC[1]	140,172,950	810,257
Melrose Industries PLC[5]	110,211,479	769,681
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
MTU Aero Engines AG	2,626,007	$671,409
SMC Corp.	1,321,879	631,121
Mitsui & Co., Ltd.	23,956,200	546,480
ABB, Ltd.	9,411,394	520,997
Rheinmetall AG, non-registered shares	1,010,715	514,154
Schneider Electric SE2	1,961,283	467,969
Volvo AB, Class B	17,596,974	451,429
Daikin Industries, Ltd.	3,199,700	442,014
Ashtead Group PLC	5,751,799	383,236
Larsen & Toubro, Ltd.	8,465,904	358,690
Bunzl PLC	9,265,335	351,466
Trane Technologies PLC	963,422	316,898
Wolters Kluwer NV	1,709,310	282,568
DSV A/S	1,819,450	278,422
International Consolidated Airlines Group SA (CDI)[1]	122,334,467	251,176
BAE Systems PLC	14,439,041	241,095
Rentokil Initial PLC	40,228,431	234,564
IMCD NV	1,583,526	219,214
Shenzhen Inovance Technology Co., Ltd., Class A	28,104,886	198,391
ASSA ABLOY AB, Class B	6,837,942	193,788
RELX PLC	4,124,908	189,090
Ryanair Holdings PLC (ADR)	1,621,993	188,865
TFI International, Inc.	1,173,309	170,318
Rumo SA	42,199,264	156,414
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	9,849,972	154,078
Canadian Pacific Kansas City, Ltd.	1,866,305	146,934
Canadian National Railway Co. (CAD denominated)	1,074,740	127,000
Deutsche Post AG	3,082,742	124,732
Thales SA	706,549	113,531
Hitachi, Ltd.	4,653,000	104,885
Arcadis NV, non-registered shares	1,567,923	99,192
Lifco AB, Class B	3,344,637	92,085
Ferguson PLC	440,301	85,264
Grab Holdings, Ltd., Class A1	23,848,842	84,663
Deutsche Lufthansa AG2	12,655,496	77,394
Fluidra, SA, non-registered shares	3,597,667	74,756
Toromont Industries, Ltd.	789,665	69,919
ITOCHU Corp.[2]	1,362,800	66,869
Airports of Thailand PCL, foreign registered shares	41,814,223	65,681
Epiroc AB, Class B	1,799,570	32,847
Epiroc AB, Class A2	1,570,807	31,324
NIBE Industrier AB, Class B	15,039,239	63,398
InPost SA1	3,463,703	60,778
Mitsubishi Corp.	2,785,000	54,777
Komatsu, Ltd.	1,818,700	52,928
AirTAC International Group	1,721,923	52,213
VAT Group AG	76,661	43,149
Contemporary Amperex Technology Co., Ltd., Class A	1,737,047	42,909
AutoStore Holdings, Ltd.[1]	27,429,467	32,010
Rational AG	28,025	23,361
Spirax Group PLC	186,661	20,025
Wizz Air Holdings PLC[1]	698,165	19,745
		22,262,616
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Financials 13.68%	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria, SA	161,740,536	$1,613,574
Nu Holdings Ltd., Class A1	110,664,370	1,426,464
AIA Group, Ltd.	175,203,727	1,188,048
3i Group PLC	27,829,032	1,073,194
ICICI Bank, Ltd.	64,730,802	929,721
ICICI Bank, Ltd. (ADR)	2,939,259	84,680
UBS Group AG	22,375,109	654,955
UniCredit SpA	16,374,702	610,128
London Stock Exchange Group PLC	4,603,699	545,708
ING Groep NV	31,114,232	533,132
NatWest Group PLC	133,912,859	525,277
Edenred SA	11,358,115	479,246
Kotak Mahindra Bank, Ltd.	21,687,614	466,461
Aegon, Ltd.	74,295,898	458,699
Aon PLC, Class A	1,534,654	450,544
Brookfield Corp., Class A	10,593,743	440,064
Axis Bank, Ltd.	27,346,745	414,374
FinecoBank SpA	26,929,421	401,298
Bank Central Asia Tbk PT	647,553,800	390,649
Tokio Marine Holdings, Inc.	10,134,900	380,420
HDFC Bank, Ltd.	17,613,206	355,797
KB Financial Group, Inc.	6,155,121	349,025
Bank Mandiri (Persero) Tbk PT	884,471,491	330,295
Royal Bank of Canada	3,080,993	328,019
Deutsche Bank AG	19,571,720	312,211
Bajaj Finserv, Ltd.	13,890,000	264,281
Hana Financial Group, Inc.	5,868,256	257,257
Erste Group Bank AG	5,300,385	251,032
Adyen NV1	207,279	247,129
Bajaj Finance, Ltd.	2,635,688	224,393
State Bank of India	21,764,453	220,507
AXA SA2	6,683,549	220,071
Cholamandalam Investment and Finance Co., Ltd.	9,677,448	164,392
Münchener Rückversicherungs-Gesellschaft AG	298,238	149,129
Resona Holdings, Inc.	22,311,800	148,152
EXOR NV	1,333,490	138,978
B3 SA - Brasil, Bolsa, Balcao	72,039,828	131,963
Banco Santander, SA	26,511,755	122,878
DBS Group Holdings, Ltd.	4,396,707	115,856
Grupo Financiero Banorte, SAB de CV, Series O	14,524,569	113,180
Intact Financial Corp.	630,039	105,007
Mizuho Financial Group, Inc.	5,006,500	104,838
Bridgepoint Group PLC	35,820,173	99,906
Jio Financial Services, Ltd.[1]	23,071,814	98,773
Skandinaviska Enskilda Banken AB, Class A	6,447,325	95,503
Euronext NV	851,704	78,628
CVC Capital Partners PLC[1]	3,802,352	69,776
East Money Information Co., Ltd., Class A	41,445,440	60,158
XP, Inc., Class A	3,227,255	56,768
Prudential PLC	6,222,648	56,451
Eurobank Ergasias Services and Holdings SA	24,142,923	52,274
Checkout Payments Group, Ltd., Class B1,3,4	479,280	43,063
BDO Unibank, Inc.	17,849,420	39,078
Hiscox, Ltd.	2,504,206	36,380
BNP Paribas SA2	520,802	33,373
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of Montreal	202,291	$16,980
DNB Bank ASA	802,307	15,755
Ping An Insurance (Group) Company of China, Ltd., Class H	3,194,734	14,527
Discovery, Ltd.	1,880,649	13,921
PB Fintech, Ltd.[1]	422,651	7,062
Sberbank of Russia PJSC[3]	48,140,292	— [6]
		18,609,402
Health care 12.12%
Novo Nordisk AS, Class B	50,381,132	7,197,255
Daiichi Sankyo Co., Ltd.	69,866,108	2,440,677
AstraZeneca PLC	12,916,587	2,013,645
EssilorLuxottica SA	5,339,843	1,145,759
Argenx SE (ADR)[1]	1,119,491	481,426
Argenx SE, non-registered shares[1]	151,536	65,506
Sonova Holding AG	1,258,409	387,173
Sanofi	3,625,597	348,497
UCB SA	2,065,565	306,112
HOYA Corp.	2,479,200	290,085
Eurofins Scientific SE, non-registered shares[2]	3,895,968	193,695
Genmab AS1	728,884	182,789
Siemens Healthineers AG	2,425,947	139,747
BeiGene, Ltd. (ADR)[1]	978,737	139,636
Lonza Group AG	255,071	138,619
Coloplast AS, Class B	1,126,375	135,273
Innovent Biologics, Inc.[1]	26,434,000	124,666
Grifols, SA, Class A, non-registered shares[1]	13,751,807	115,086
Hypera SA, ordinary nominative shares	18,727,714	96,150
Ambu AS, Class B, non-registered shares[1]	4,537,492	87,151
Asahi Intecc Co., Ltd.[2]	5,623,300	79,159
bioMérieux SA	761,595	72,053
Sartorius Stedim Biotech SA	430,161	70,286
Zealand Pharma AS1	490,626	62,453
WuXi AppTec Co., Ltd., Class A	5,597,352	30,182
WuXi AppTec Co., Ltd., Class H	5,239,400	19,637
Rede D’Or Sao Luiz SA	6,710,081	32,650
Koninklijke Philips NV	1,251,011	31,458
BioNTech SE (ADR)[1]	386,462	31,056
Bachem Holding AG	242,697	22,306
Straumann Holding AG	17,979	2,213
		16,482,400
Consumer discretionary 11.59%
MercadoLibre, Inc.[1]	1,279,526	2,102,773
Flutter Entertainment PLC[1,5]	10,231,582	1,865,831
LVMH Moët Hennessy-Louis Vuitton SE	2,155,533	1,655,344
adidas AG	5,249,809	1,252,933
Compagnie Financière Richemont SA, Class A	3,878,499	605,312
Amadeus IT Group SA, Class A, non-registered shares	8,088,247	538,237
Maruti Suzuki India, Ltd.	3,590,751	516,546
Midea Group Co., Ltd., Class A	55,085,477	489,147
Galaxy Entertainment Group, Ltd.	98,689,374	459,695
Ferrari NV (EUR denominated)	1,113,546	455,282
Evolution AB	4,019,932	418,913
Trip.com Group, Ltd. (ADR)[1]	6,298,739	296,041
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Trip.com Group, Ltd.[1]	1,632,500	$77,299
Booking Holdings, Inc.	93,891	371,949
InterContinental Hotels Group PLC	3,546,775	371,853
Industria de Diseño Textil, SA	6,882,094	340,096
Kering SA	893,292	324,746
Sony Group Corp.	3,496,360	297,093
Mercedes-Benz Group AG	3,818,000	263,839
Mahindra & Mahindra, Ltd.	6,911,998	236,761
Meituan, Class B1	16,590,200	235,048
Coupang, Inc., Class A1	10,182,081	213,315
NEXT PLC	1,641,221	187,679
Titan Co., Ltd.	4,185,820	170,337
Alibaba Group Holding, Ltd.	16,430,000	147,707
Stellantis NV	7,338,211	144,326
Entain PLC	18,106,095	143,349
Hermès International[2]	53,995	124,280
Sands China, Ltd.[1]	57,564,800	119,928
D’Ieteren Group	551,922	116,691
Pan Pacific International Holdings Corp.	4,901,700	115,014
B&M European Value Retail SA	20,023,027	110,727
ASICS Corp.	7,066,800	108,744
Nitori Holdings Co., Ltd.	942,460	99,696
BYD Co., Ltd., Class H	2,458,000	72,948
BYD Co., Ltd., Class A1	681,241	23,404
Hyundai Motor Co.	437,000	93,189
Prosus NV, Class N	2,566,703	90,926
TVS Motor Co., Ltd.	2,912,386	82,321
Dollarama, Inc.	867,072	79,168
PUMA SE, non-registered shares	1,574,487	72,362
Shenzhou International Group Holdings, Ltd.	7,275,600	71,191
Zalando SE, non-registered shares[1]	3,005,584	70,260
Toyota Motor Corp.	2,739,500	56,402
Suzuki Motor Corp.	2,208,400	25,558
H World Group, Ltd. (ADR)	729,168	24,296
China Tourism Group Duty Free Corp., Ltd., Class H2	2,486,900	15,198
China Tourism Group Duty Free Corp., Ltd., Class A	479,962	4,120
JD.com, Inc., Class A	95,600	1,235
		15,759,109
Materials 8.17%
Glencore PLC	387,355,330	2,208,617
Anglo American PLC	38,894,826	1,223,416
Fortescue, Ltd.	69,714,070	995,938
Linde PLC	2,006,359	880,410
Ivanhoe Mines, Ltd., Class A1,2	35,520,231	458,267
Ivanhoe Mines, Ltd., Class A1,4	25,725,343	331,897
First Quantum Minerals, Ltd.[5]	48,488,181	636,916
Shin-Etsu Chemical Co., Ltd.	13,977,146	543,658
Lundin Mining Corp.[5]	47,996,373	534,326
Heidelberg Materials AG, non-registered shares	4,489,407	465,207
Vale SA, ordinary nominative shares	28,265,000	314,601
Vale SA (ADR), ordinary nominative shares	13,036,169	145,614
Rio Tinto PLC	6,303,677	414,944
DSM-Firmenich AG	3,674,718	413,788
Sika AG	1,259,203	358,448
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Antofagasta PLC	7,101,374	$188,306
Givaudan SA	38,827	184,181
CRH PLC	2,222,087	166,612
Grupo México, SAB de CV, Series B	27,048,278	145,494
Air Liquide SA2	716,595	123,370
OCI NV	4,896,367	119,498
BASF SE	2,147,988	103,792
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	10,196,112	65,153
Akzo Nobel NV	1,009,617	61,387
Zijin Mining Group Co., Ltd., Class H2	15,384,000	32,201
		11,116,041
Energy 5.42%
Reliance Industries, Ltd.	75,741,623	2,835,371
Canadian Natural Resources, Ltd. (CAD denominated)	43,028,918	1,532,692
TotalEnergies SE	19,512,792	1,300,509
Cenovus Energy, Inc. (CAD denominated)	57,656,619	1,133,282
Cenovus Energy, Inc.	6,486,295	127,520
Tourmaline Oil Corp.	7,219,995	327,474
BP PLC	17,883,003	107,754
Neste OYJ	721,583	12,797
Gazprom PJSC[1,3]	79,314,536	— [6]
Rosneft Oil Co. PJSC[3]	3,432,340	— [6]
		7,377,399
Consumer staples 5.19%
Kweichow Moutai Co., Ltd., Class A	5,232,248	1,055,250
Nestlé SA	8,360,101	853,379
Ajinomoto Co., Inc.	20,662,600	727,299
Danone SA	9,500,630	579,824
Philip Morris International, Inc.	5,127,241	519,543
Anheuser-Busch InBev SA/NV	6,020,379	347,775
Alimentation Couche-Tard, Inc.	4,804,152	269,592
Avenue Supermarts, Ltd.[1]	4,033,558	228,128
JBS SA1	39,178,509	226,166
Treasury Wine Estates, Ltd.	26,488,305	219,613
Godrej Consumer Products, Ltd.	12,800,404	211,107
British American Tobacco PLC	6,133,501	188,545
Carlsberg A/S, Class B	1,458,157	174,505
Kobe Bussan Co., Ltd.[2]	7,684,700	171,002
Pernod Ricard SA	1,255,990	170,924
L’Oréal SA, non-registered shares	367,957	161,796
Seven & i Holdings Co., Ltd.	12,119,444	147,609
Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	10,801	126,144
Emmi AG	103,572	102,357
Uni-Charm Corp.	2,960,864	94,861
Suntory Beverage & Food, Ltd.[2]	2,546,600	90,400
Imperial Brands PLC	3,382,648	86,609
Asahi Group Holdings, Ltd.	2,450,100	86,544
Puig Brands, SA, Class B1	2,994,900	83,713
Fomento Económico Mexicano, SAB de CV	6,161,392	66,288
Barry Callebaut AG (Switzerland)	35,873	58,461
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,713,720	17,592
		7,065,026
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Communication services 3.92%	Shares	Value (000)
Bharti Airtel, Ltd.	99,430,203	$1,716,884
Bharti Airtel, Ltd., interim shares	1,365,265	17,025
Tencent Holdings, Ltd.	24,786,430	1,176,388
NetEase, Inc.	28,204,300	538,482
Publicis Groupe SA	3,957,952	419,517
Universal Music Group NV	10,420,008	308,883
Nintendo Co., Ltd.	5,231,800	279,540
SoftBank Group Corp.	4,125,700	268,975
Capcom Co., Ltd.	12,405,500	234,632
Deutsche Telekom AG	6,546,628	164,686
Ubisoft Entertainment SA1	3,561,347	78,214
HYBE Co., Ltd.	370,000	54,447
América Móvil, SAB de CV, Class B (ADR)	2,638,759	44,859
MTN Group, Ltd.	4,006,710	18,603
Scout24 SE	212,829	16,228
		5,337,363
Utilities 0.84%
ENN Energy Holdings, Ltd.	50,970,221	419,679
Engie SA2	28,087,679	400,052
E.ON SE	10,742,786	140,787
Equatorial Energia SA, ordinary nominative shares	22,053,680	121,076
Equatorial Energia SA, subscription receipts[1]	336,407	1,871
Iberdrola, SA, non-registered shares	2,345,936	30,432
Enel SpA	4,142,015	28,893
		1,142,790
Real estate 0.62%
ESR Group, Ltd.[2,5]	223,482,800	293,156
Goodman Logistics (HK), Ltd. REIT	10,028,825	231,129
Mitsui Fudosan Co., Ltd.	14,578,900	134,099
KE Holdings, Inc., Class A (ADR)	6,417,685	90,810
Ayala Land, Inc.	150,304,607	73,107
Mitsubishi Estate Co., Ltd.	1,645,700	25,925
		848,226
Total common stocks (cost: $85,526,069,000)		131,477,640
Preferred securities 0.35% Consumer discretionary 0.19%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,579,772	266,141
Financials 0.09%
Itaú Unibanco Holding SA, preferred nominative shares	20,181,136	117,005
Health care 0.04%
Sartorius AG, nonvoting non-registered preferred shares	146,715	34,386
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,587,309	15,962
		50,348
EuroPacific Growth Fund — Page 7 of 13

unaudited
Preferred securities (continued) Information technology 0.03%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	936,000	$42,983
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	3,308	3,528
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	133	142
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	11	12
Canva, Inc., Series A-5, noncumulative preferred shares[1,3,4]	9	10
		46,675
Total preferred securities (cost: $524,819,000)		480,169
Rights & warrants 0.02% Consumer discretionary 0.02%
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,7]	2,433,700	21,611
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	108,820	— [6]
Total rights & warrants (cost: $20,698,000)		21,611
Short-term securities 3.43% Money market investments 3.37%
Capital Group Central Cash Fund 5.37%[5,8]	45,842,879	4,584,288
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[8,9]	12,948,804	12,949
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.18%[8,9]	11,700,000	11,700
Capital Group Central Cash Fund 5.37%[5,8,9]	116,897	11,689
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[8,9]	9,200,000	9,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[8,9]	8,400,000	8,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[8,9]	8,400,000	8,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[8,9]	8,400,000	8,400
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[8,9]	6,700,000	6,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[8,9]	6,700,000	6,700
		84,138
Total short-term securities (cost: $4,668,294,000)		4,668,426
Total investment securities 100.45% (cost: $90,739,880,000)		136,647,846
Other assets less liabilities (0.45)%		(608,362)
Net assets 100.00%		$136,039,484
EuroPacific Growth Fund — Page 8 of 13

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,436	CAD	1,964	JPMorgan Chase	7/3/2024	$1
Investments in affiliates5

	Value at 4/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 3.67%
Industrials 1.22%
Kingspan Group PLC	$942,325	$18,229	$—	$—	$(68,359)	$892,195	$2,956
Melrose Industries PLC	936,166	—	—	—	(166,485)	769,681	—
						1,661,876
Consumer discretionary 1.37%
Flutter Entertainment PLC[1]	2,113,655	—	87,449	(6,685)	(153,690)	1,865,831	—
Dowlais Group PLC[10]	92,065	—	92,702	(116,419)	117,056	—	1,072
						1,865,831
Materials 0.86%
First Quantum Minerals, Ltd.	509,207	12,669	—	—	115,040	636,916	—
Lundin Mining Corp.	475,599	17,456	—	—	41,271	534,326	3,158
						1,171,242
Utilities 0.00%
ENN Energy Holdings, Ltd.[11]	437,790	—	50,863	(6,607)	39,359	—	16,547
Real estate 0.22%
ESR Group, Ltd.[2]	238,990	—	—	—	54,166	293,156	3,577
Total common stocks						4,992,105
Short-term securities 3.38%
Money market investments 3.37%
Capital Group Central Cash Fund 5.37%[8]	4,531,065	4,510,844	4,459,427	7	1,799	4,584,288	53,927
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.37%[8,9]	16,903		5,214 [12]			11,689	— [13]
Total short-term securities						4,595,977
Total 7.05%				$(129,704)	$(19,843)	$9,588,082	$81,237
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$230,721	$331,897	.25%
Canva, Inc.[1,3]	8/26/2021-11/4/2021	64,403	40,297.03
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	5,639	3,528	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	227	142	.00 [14]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	19	12	.00 [14]
EuroPacific Growth Fund — Page 9 of 13

unaudited
Restricted securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	$15	$10	.00%[14]
Checkout Payments Group, Ltd., Class B1,3	1/11/2022	148,840	43,063.03
Total		$449,864	$418,949	.31%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $208,990,000, which represented .15% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $418,949,000, which represented .31% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,611,000, which represented .02% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 6/30/2024.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer held at 6/30/2024.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2024. Refer to the investment portfolio for the security value at 6/30/2024.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
EuroPacific Growth Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,436,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables presents the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,593,225	$22,843,746	$40,297	$25,477,268
Industrials	1,500,353	20,762,263	—	22,262,616
Financials	3,223,445	15,342,894	43,063	18,609,402
Health care	780,918	15,701,482	—	16,482,400
Consumer discretionary	4,953,373	10,805,736	—	15,759,109
Materials	3,679,290	7,436,751	—	11,116,041
Energy	3,120,968	4,256,431	— *	7,377,399
Consumer staples	1,081,589	5,983,437	—	7,065,026
Communication services	44,859	5,292,504	—	5,337,363
Utilities	122,947	1,019,843	—	1,142,790
Real estate	90,810	757,416	—	848,226
Preferred securities	117,005	359,472	3,692	480,169
Rights & warrants	—	21,611	— *	21,611
Short-term securities	4,668,426	—	—	4,668,426
Total	$25,977,208	$110,583,586	$87,052	$136,647,846

Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$— *	$—	$— *
Total	$—	$— *	$—	$— *
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
EuroPacific Growth Fund — Page 12 of 13

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-016-0824
EuroPacific Growth Fund — Page 13 of 13